INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Intangible assets	$ 254,807	$ 280,724
Intangible assets
Intangible assets
Intangible assets	265,675	299,473
Impairment allowance
Intangible assets
Intangible assets	$ (10,868)	$ (18,749)	$ (18,339)